Interests in unconsolidated structured entities (Detail 3) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[1]	SFr 6,528	SFr 6,413	SFr 6,732
Net fee and commission income		17,186	16,397	17,140
Net trading income	[1]	4,972	4,948	5,742
in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	(7)	(3)
Net fee and commission income	[2]	40	53
Net trading income	[2]	(55)	(128)
Total income	[2]	(21)	(78)
Profit attributable to non-controlling interests from unconsolidated structured entities		72	78
Assets transferred to securitization vehicles by UBS, at time of transfer		2,000	2,000
Assets transferred to securitization vehicles by third parties, at time of transfer		8,000	5,000
Assets transferred to client vehicles by entity, at time of transfer		6,000	5,000
Assets transferred to client vehicles by third parties, at time of transfer		1,000	1,000
Securitization vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	2	3
Net fee and commission income	[2]	0	0
Net trading income	[2]	(8)	2
Total income	[2]	(6)	4
Asset information	[2],[3]	10,000	7,000
Client vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	(9)	(6)
Net fee and commission income	[2]	0	0
Net trading income	[2]	(49)	(158)
Total income	[2]	(58)	(165)
Asset information	[2],[4]	7,000	6,000
Investment funds | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[2]	0	0
Net fee and commission income	[2]	40	53
Net trading income	[2]	2	29
Total income	[2]	43	82
Asset information	[2],[5]	15,000	14,000
UBS AG
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[1]	6,480	6,383	6,729
Net fee and commission income		17,214	16,447	17,184
Net trading income	[1]	4,974	4,943	SFr 5,696
UBS AG | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[6]	(7)	(3)
Net fee and commission income	[6]	40	53
Net trading income	[6]	(55)	(128)
Total income	[6]	(21)	(78)
Profit attributable to preferred noteholders from unconsolidated structured entities		72	78
Assets transferred to securitization vehicles by UBS, at time of transfer		2,000	2,000
Assets transferred to securitization vehicles by third parties, at time of transfer		8,000	5,000
Assets transferred to client vehicles by entity, at time of transfer		6,000	5,000
Assets transferred to client vehicles by third parties, at time of transfer		1,000	1,000
UBS AG | Securitization vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[6]	2	3
Net fee and commission income	[6]	0	0
Net trading income	[6]	(8)	2
Total income	[6]	(6)	4
Asset information	[3],[6]	10,000	7,000
UBS AG | Client vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[6]	(9)	(6)
Net fee and commission income	[6]	0	0
Net trading income	[6]	(49)	(158)
Total income	[6]	(58)	(165)
Asset information	[4],[6]	7,000	6,000
UBS AG | Investment funds | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[6]	0	0
Net fee and commission income	[6]	40	53
Net trading income	[6]	2	29
Total income	[6]	43	82
Asset information	[5],[6]	SFr 15,000	SFr 14,000

[1]	Net interest and trading income presented for business divisions and Corporate Center units includes allocations from Corporate Center – Group ALM.
[2]	These tables exclude profit attributable to non-controlling interests of CHF 72 million for the year ended 31 December 2017 and CHF 78 million for the year ended 31 December 2016.
[3]
Represents the amount of assets transferred to the respective securitization vehicles. Of the total amount transferred, CHF 2 billion was transferred by UBS (31 December 2016: CHF 2 billion) and CHF 8 billion was transferred by third parties (31 December 2016: CHF 5 billion).

[4]
Represents total assets transferred to the respective client vehicles. Of the total amount transferred, CHF 6 billion was transferred by UBS (31 December 2016: CHF 5 billion) and CHF 1 billion was transferred by third parties (31 December 2016: CHF 1 billion).

[5]	Represents the total net asset value of the respective investment funds.
[6]	These tables exclude profit attributable to preferred noteholders of CHF 72 million for the year ended 31 December 2017 and CHF 78 million for the year ended 31 December 2016.